                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4492

--------------------------------------------------------------------------------

                               MFS SERIES TRUST X
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                       Date of fiscal year end: July 31*
--------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2004
--------------------------------------------------------------------------------

----------------------
* This Form N-Q pertains to the following series of the Registrant with a July 31 fiscal year end: MFS Emerging Markets Debt Fund, MFS Global Value Fund, MFS Government Mortgage Fund, MFS New Endeavor Fund and MFS Strategic Value Fund.

ITEM 1. SCHEDULE OF INVESTMENTS.


MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 10/31/04


 MFS(R) Global Value Fund

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Global Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2004

ISSUER                                                     SHARES       $ VALUE
-------------------------------------------------------------------------------
STOCKS - 97.0%
-------------------------------------------------------------------------------
AEROSPACE - 1.8%
-------------------------------------------------------------------------------
Honeywell International, Inc.                                  90    $    3,031
-------------------------------------------------------------------------------
Lockheed Martin Corp.                                         350        19,282
-------------------------------------------------------------------------------
Northrop Grumman Corp.                                        170         8,798
-------------------------------------------------------------------------------
                                                                     $   31,111
-------------------------------------------------------------------------------
AIRLINES - 1.5%
-------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                   3,050    $    8,824
-------------------------------------------------------------------------------
TPG N. V                                                      720        17,445
-------------------------------------------------------------------------------
                                                                     $   26,269
-------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.7%
-------------------------------------------------------------------------------
Diageo PLC                                                    920    $   12,312
-------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.7%
-------------------------------------------------------------------------------
Sanyo Shokai Ltd.                                           2,000    $   11,675
-------------------------------------------------------------------------------
AUTOMOTIVE - 3.7%
-------------------------------------------------------------------------------
Autoliv, Inc.                                                 180    $    7,661
-------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                   310        13,146
-------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin                150         8,184
-------------------------------------------------------------------------------
Hyundai Motor Co., GDR##                                      300         7,095
-------------------------------------------------------------------------------
Nissan Motor Co. Ltd.                                         800         9,030
-------------------------------------------------------------------------------
PSA Peugeot Citroen S.A                                       140         8,627
-------------------------------------------------------------------------------
Renault S.A                                                   135        11,329
-------------------------------------------------------------------------------
                                                                     $   65,072
-------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 15.1%
-------------------------------------------------------------------------------
Acom Co. Ltd.                                                  90    $    5,653
-------------------------------------------------------------------------------
American Express Co.                                          230        12,206
-------------------------------------------------------------------------------
Bank of America Corp.                                         848        37,982
-------------------------------------------------------------------------------
Bank of Ireland                                               680         9,351
-------------------------------------------------------------------------------
Citigroup, Inc.                                               705        31,281
-------------------------------------------------------------------------------
Credit Agricole S.A                                           600        17,631
-------------------------------------------------------------------------------
DnB Holding A. S.A                                            600         5,084
-------------------------------------------------------------------------------
Fannie Mae                                                    353        24,763
-------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C. V                       4,000         6,678
-------------------------------------------------------------------------------
Irish Life & Permanent PLC                                    510         8,612
-------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                      283        10,924
-------------------------------------------------------------------------------
MBNA Corp.                                                    170         4,357
-------------------------------------------------------------------------------
Nordea Bank AB                                              1,940        16,802
-------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                            240        12,552
-------------------------------------------------------------------------------
Promise Co. Ltd.                                              100         6,367
-------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                              878        25,887
-------------------------------------------------------------------------------
SunTrust Banks, Inc.                                          310        21,818
-------------------------------------------------------------------------------
Takefuji Corp.                                                 80         5,063
-------------------------------------------------------------------------------
                                                                     $  263,011
-------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.8%
-------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                   510    $   14,810
-------------------------------------------------------------------------------
Viacom, Inc., "B"                                             440        16,056
-------------------------------------------------------------------------------
                                                                     $   30,866
-------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.6%
-------------------------------------------------------------------------------
Franklin Resources, Inc.                                       85    $    5,153
-------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                     240        23,611
-------------------------------------------------------------------------------
Mellon Financial Corp.                                        530        15,317
-------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                     345        18,609
-------------------------------------------------------------------------------
                                                                     $   62,690
-------------------------------------------------------------------------------
BUSINESS SERVICES - 0.5%
-------------------------------------------------------------------------------
Accenture Ltd., "A"*                                          360    $    8,716
-------------------------------------------------------------------------------
CHEMICALS - 3.8%
-------------------------------------------------------------------------------
Dow Chemical Co.                                              210    $    9,437
-------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                330        14,147
-------------------------------------------------------------------------------
Monsanto Co.                                                  100         4,275
-------------------------------------------------------------------------------
PPG Industries, Inc.                                          220        14,025
-------------------------------------------------------------------------------
Syngenta AG                                                   260        24,855
-------------------------------------------------------------------------------
                                                                     $   66,739
-------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.2%
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                           200    $    3,732
-------------------------------------------------------------------------------
CONSTRUCTION - 2.2%
-------------------------------------------------------------------------------
Italcementi S. p. A                                         1,400    $   14,543
-------------------------------------------------------------------------------
Italcementi S. p. A. - Ordinary                               480         7,393
-------------------------------------------------------------------------------
Masco Corp.                                                   290         9,935
-------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                   1,000         6,367
-------------------------------------------------------------------------------
                                                                     $   38,238
-------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.2%
-------------------------------------------------------------------------------
Kimberly-Clark Corp.                                          200    $   11,934
-------------------------------------------------------------------------------
Reckitt Benckiser PLC                                         310         8,508
-------------------------------------------------------------------------------
                                                                     $   20,442
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.1%
-------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                    90    $    5,751
-------------------------------------------------------------------------------
Emerson Electric Co.                                          205        13,130
-------------------------------------------------------------------------------
                                                                     $   18,881
-------------------------------------------------------------------------------
ELECTRONICS - 1.3%
-------------------------------------------------------------------------------
Canon, Inc., ADR                                              200    $    9,900
-------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                              60        11,760
-------------------------------------------------------------------------------
                                                                     $   21,660
-------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.0%
-------------------------------------------------------------------------------
CNOOC Ltd.                                                 19,000    $    9,827
-------------------------------------------------------------------------------
EnCana Corp.                                                  260        12,900
-------------------------------------------------------------------------------
Unocal Corp.                                                  280        11,690
-------------------------------------------------------------------------------
                                                                     $   34,417
-------------------------------------------------------------------------------
ENERGY - INTEGRATED - 7.9%
-------------------------------------------------------------------------------
BP PLC, ADR                                                   570    $   33,202
-------------------------------------------------------------------------------
China Petroleum & Chemical Corp.                           18,000         6,823
-------------------------------------------------------------------------------
ConocoPhillips                                                225        18,970
-------------------------------------------------------------------------------
Eni S. p. A                                                   870        19,810
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                             185         9,106
-------------------------------------------------------------------------------
Repsol YPF S.A                                                410         8,911
-------------------------------------------------------------------------------
Statoil A. S. A                                               600         8,685
-------------------------------------------------------------------------------
TOTAL S.A., ADR                                               310        32,327
-------------------------------------------------------------------------------
                                                                     $  137,834
-------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.9%
-------------------------------------------------------------------------------
Lawson, Inc.                                                  200    $    6,688
-------------------------------------------------------------------------------
Wm Morrison Supermarkets PLC                                2,200         9,154
-------------------------------------------------------------------------------
                                                                     $   15,842
-------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 4.6%
-------------------------------------------------------------------------------
Archer Daniels Midland Co.                                    740    $   14,334
-------------------------------------------------------------------------------
Cadbury Schweppes PLC                                         940         7,814
-------------------------------------------------------------------------------
H. J. Heinz Co.                                               170         6,179
-------------------------------------------------------------------------------
Kellogg Co.                                                   405        17,415
-------------------------------------------------------------------------------
Nestle S.A                                                     90        21,340
-------------------------------------------------------------------------------
PepsiCo, Inc.                                                  70         3,471
-------------------------------------------------------------------------------
Sara Lee Corp.                                                380         8,846
-------------------------------------------------------------------------------
                                                                     $   79,399
-------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.8%
-------------------------------------------------------------------------------
International Paper Co.                                       355    $   13,671
-------------------------------------------------------------------------------
INSURANCE - 4.5%
-------------------------------------------------------------------------------
AFLAC, Inc.                                                   120    $    4,305
-------------------------------------------------------------------------------
Allstate Corp.                                                290        13,946
-------------------------------------------------------------------------------
Aviva PLC                                                     920         9,211
-------------------------------------------------------------------------------
Chubb Corp.                                                    60         4,328
-------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                       170         9,942
-------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC                              850         7,167
-------------------------------------------------------------------------------
MetLife, Inc.                                                 540        20,709
-------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S. p. A                         410         8,686
-------------------------------------------------------------------------------
                                                                     $   78,294
-------------------------------------------------------------------------------
LEISURE & TOYS - 0.3%
-------------------------------------------------------------------------------
Heiwa Corp.                                                   400    $    6,015
-------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.9%
-------------------------------------------------------------------------------
ASSA ABLOY AB                                                 500    $    6,770
-------------------------------------------------------------------------------
Deere & Co.                                                   155         9,266
-------------------------------------------------------------------------------
                                                                     $   16,036
-------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.2%
-------------------------------------------------------------------------------
Baxter International, Inc.                                    100    $    3,076
-------------------------------------------------------------------------------
METALS & MINING - 0.6%
-------------------------------------------------------------------------------
Anglo American PLC                                            510    $   11,186
-------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 1.3%
-------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                          6,000    $   22,387
-------------------------------------------------------------------------------
OIL SERVICES - 1.0%
-------------------------------------------------------------------------------
Noble Corp.*                                                  280    $   12,790
-------------------------------------------------------------------------------
Tenaris S.A., ADR                                             110         4,925
-------------------------------------------------------------------------------
                                                                     $   17,715
-------------------------------------------------------------------------------
PHARMACEUTICALS - 7.4%
-------------------------------------------------------------------------------
Abbott Laboratories                                           310    $   13,215
-------------------------------------------------------------------------------
AstraZeneca PLC                                               330        13,531
-------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                800        12,544
-------------------------------------------------------------------------------
Johnson & Johnson                                             345        20,141
-------------------------------------------------------------------------------
Merck & Co., Inc.                                             310         9,706
-------------------------------------------------------------------------------
Novartis AG                                                   250        11,950
-------------------------------------------------------------------------------
Pfizer, Inc.                                                  230         6,659
-------------------------------------------------------------------------------
Roche Holding AG                                              120        12,295
-------------------------------------------------------------------------------
Sanofi-Aventis                                                160        11,728
-------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                     1,000         9,096
-------------------------------------------------------------------------------
Wyeth                                                         185         7,335
-------------------------------------------------------------------------------
                                                                     $  128,200
-------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.2%
-------------------------------------------------------------------------------
Reed Elsevier PLC                                             880    $    7,864
-------------------------------------------------------------------------------
Tribune Co.                                                   300        12,960
-------------------------------------------------------------------------------
Yell Group PLC                                              2,680        18,019
-------------------------------------------------------------------------------
                                                                     $   38,843
-------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.3%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                            125    $    5,226
-------------------------------------------------------------------------------
Canadian National Railway Co.                                 192        10,378
-------------------------------------------------------------------------------
Union Pacific Corp.                                           100         6,297
-------------------------------------------------------------------------------
                                                                     $   21,901
-------------------------------------------------------------------------------
REAL ESTATE - 0.5%
-------------------------------------------------------------------------------
Leopalace21 Corp.                                             500    $    9,144
-------------------------------------------------------------------------------
RESTAURANTS - 0.3%
-------------------------------------------------------------------------------
McDonald's Corp.                                              190    $    5,539
-------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.8%
-------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                265    $   14,093
-------------------------------------------------------------------------------
SPECIALTY STORES - 1.8%
-------------------------------------------------------------------------------
Gap, Inc.                                                     460    $    9,191
-------------------------------------------------------------------------------
Matalan PLC                                                 3,060        12,901
-------------------------------------------------------------------------------
TJX Cos., Inc.                                                350         8,393
-------------------------------------------------------------------------------
                                                                     $   30,485
-------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 3.0%
-------------------------------------------------------------------------------
KDDI Corp.                                                      4    $   19,270
-------------------------------------------------------------------------------
mm02 PLC*                                                   4,010         7,753
-------------------------------------------------------------------------------
Vodafone Group PLC                                         10,070        25,805
-------------------------------------------------------------------------------
                                                                     $   52,828
-------------------------------------------------------------------------------
TELEPHONE SERVICES - 6.4%
-------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR                        200    $    6,132
-------------------------------------------------------------------------------
Deutsche Telekom AG*                                        1,120        21,520
-------------------------------------------------------------------------------
Royal KPN N. V                                              2,350        18,849
-------------------------------------------------------------------------------
Sprint Corp.                                                  980        20,531
-------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                           2,100         8,301
-------------------------------------------------------------------------------
Telefonica S.A                                              1,086        17,977
-------------------------------------------------------------------------------
Verizon Communications, Inc.                                  440        17,204
-------------------------------------------------------------------------------
                                                                     $  110,514
-------------------------------------------------------------------------------
TOBACCO - 3.1%
-------------------------------------------------------------------------------
Altria Group, Inc.                                            450    $   21,807
-------------------------------------------------------------------------------
British American Tobacco PLC                                  800        12,051
-------------------------------------------------------------------------------
Imperial Tobacco Group PLC                                    450        10,515
-------------------------------------------------------------------------------
Swedish Match AB                                              830         9,184
-------------------------------------------------------------------------------
                                                                     $   53,557
-------------------------------------------------------------------------------
TRUCKING - 0.4%
-------------------------------------------------------------------------------
Singapore Post Ltd.                                        14,300    $    6,922
-------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.6%
-------------------------------------------------------------------------------
Dominion Resources, Inc.                                      235    $   15,115
-------------------------------------------------------------------------------
Fortum Corp.                                                1,230        18,882
-------------------------------------------------------------------------------
Iberdrola S.A                                                 410         9,000
-------------------------------------------------------------------------------
Kelda Group PLC                                               720         7,400
-------------------------------------------------------------------------------
Severn Trent PLC                                              410         6,895
-------------------------------------------------------------------------------
Suez S.A                                                      750        17,577
-------------------------------------------------------------------------------
Tohoku Electric Power Co., Inc.                               800        13,670
-------------------------------------------------------------------------------
TXU Corp.                                                     140         8,571
-------------------------------------------------------------------------------
                                                                     $   97,110
-------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,398,829)                           $1,686,422
-------------------------------------------------------------------------------

ISSUER                                                 PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.1%
-------------------------------------------------------------------------------
Morgan Stanley, 1.85%, dated 10/29/04,
  due 11/1/04, total to be received $53,008
 (secured by various U. S. Treasury and
 Federal Agency obligations in a jointly
 traded account), at Cost                           $      53,000    $   53,000
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,451,829)                      $1,739,422
-------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.1)%                                  (1,423)
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                  $1,737,999
-------------------------------------------------------------------------------

 * Non-income producing security.
## SEC Rule 144A restriction.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS GLOBAL VALUE FUND 10/31/2004

SUPPLEMENTAL SCHEDULES (UNAUDITED)
(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                               $1,455,517
                                                             ==========
Gross unrealized appreciation                                  $294,599
Gross unrealized depreciation                                   (10,694)
                                                             ----------
Net unrealized appreciation (depreciation)                     $283,905
                                                             ==========

(2) COUNTRY WEIGHTINGS

-----------------------------------
United States                 43.7%
-----------------------------------
Great Britain                 14.7%
-----------------------------------
Japan                          8.8%
-----------------------------------
France                         6.2%
-----------------------------------
Switzerland                    4.1%
-----------------------------------
Italy                          2.9%
-----------------------------------
Sweden                         2.3%
-----------------------------------
Netherlands                    2.1%
-----------------------------------
Spain                          2.1%
-----------------------------------
Other                         13.1%
-----------------------------------

Percentages as based on total net assets as of October 31, 2004.


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 10/31/04


MFS(R) Government
Mortgage Fund

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

 MFS Government Mortgage Fund
 PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2004

ISSUER                                                PAR AMOUNT         $ VALUE
---------------------------------------------------------------- --------------
BONDS - 98.3%
-------------------------------------------------------------------------------
MORTGAGE BACKED - 95.1%
-------------------------------------------------------------------------------
Fannie Mae, 4.785%, 2012                            $    974,891   $  1,002,855
-------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2034                           44,640,592     45,029,925
-------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2033 - 2033                         26,219,370     26,748,549
-------------------------------------------------------------------------------
Fannie Mae, 6%, 2024 - 2099                           14,057,523     14,581,453
-------------------------------------------------------------------------------
Fannie Mae, 8.5%, 2004 - 2008                              8,378          8,905
-------------------------------------------------------------------------------
Fannie Mae, 9%, 2004 - 2007                               53,758         56,443
-------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2033                                4,357,604      4,446,206
-------------------------------------------------------------------------------
Freddie Mac, 8.5%, 2009                                      105            114
-------------------------------------------------------------------------------
Freddie Mac, 9%, 2020 - 2021                              41,275         46,386
-------------------------------------------------------------------------------
Freddie Mac, 9.5%, 2013 - 2021                            35,466         40,039
-------------------------------------------------------------------------------
Ginnie Mae, 5%, 2033 - 2033                            8,832,225      8,883,363
-------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2033 - 2034                        129,045,950    132,277,946
-------------------------------------------------------------------------------
Ginnie Mae, 6%, 2032 - 2034                           95,692,414     99,631,790
-------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2023 - 2033                         65,635,945     69,609,472
-------------------------------------------------------------------------------
Ginnie Mae, 7%, 2028 - 2032                           32,068,132     34,220,532
-------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2029 - 2032                          9,412,321     10,096,575
-------------------------------------------------------------------------------
Ginnie Mae, 8%, 2017 - 2030                              547,341        597,250
-------------------------------------------------------------------------------
Ginnie Mae, 8.5%, 2030                                   178,694        194,799
-------------------------------------------------------------------------------
Ginnie Mae, 9%, 2008 - 2019                              107,829        120,038
-------------------------------------------------------------------------------
Ginnie Mae, 9.5%, 2009 - 2021                            556,292        607,419
-------------------------------------------------------------------------------
Ginnie Mae, 12.5%, 2011                                   63,877         72,384
-------------------------------------------------------------------------------
Ginnie Mae TBA, 5.5%, 2099                             8,000,000      8,160,000
-------------------------------------------------------------------------------
                                                                   $456,432,443
-------------------------------------------------------------------------------
U. S. TREASURY OBLIGATIONS - 3.2%
-------------------------------------------------------------------------------
U. S. Treasury Notes, 5.625%, 2008                  $  9,678,000   $ 10,538,432
-------------------------------------------------------------------------------
U. S. Treasury Notes, 6%, 2009                         4,566,000      5,116,952
-------------------------------------------------------------------------------
                                                                   $ 15,655,384
-------------------------------------------------------------------------------
Total Bonds (Identified Cost, $466,864,958)                        $472,087,827
-------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 5.4%
-------------------------------------------------------------------------------
Fannie Mae, due 11/01/04, at Amortized Cost         $ 25,901,000   $ 25,901,000
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $492,765,958)                  $497,988,827
-------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (3.7)%                             (17,844,472)
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                $480,144,355
-------------------------------------------------------------------------------

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS Government Mortgage Fund 10/31/2004

SUPPLEMENTAL SCHEDULES (UNAUDITED)

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                              $466,864,958
                                                            ============
Gross unrealized appreciation                                 $6,351,697
Gross unrealized depreciation                                 (1,128,828)
                                                            ------------
Net unrealized appreciation (depreciation)                    $5,222,869
                                                            ============

(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 10/31/04


MFS(R) Strategic Value Fund

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Visit mfs.com for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Strategic Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2004

ISSUER                                                                        SHARES          $ VALUE
----------------------------------------------------------------------------------------------------------
STOCKS - 98.1%
----------------------------------------------------------------------------------------------------------
AEROSPACE - 2.8%
----------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                           722,730       $ 39,815,196
----------------------------------------------------------------------------------------------------------
AIRLINES - 0.6%
----------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                          517,550       $  8,161,764
----------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.4%
----------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                           452,188       $ 20,253,501
----------------------------------------------------------------------------------------------------------
Freddie Mac                                                                     500,190         33,312,654
----------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                                      1,288,190         49,724,134
----------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                      309,720          7,938,124
----------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                              392,450         20,525,135
----------------------------------------------------------------------------------------------------------
                                                                                              $131,753,548
----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.9%
----------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                448,770       $ 12,754,043
----------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 9.4%
----------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                   1,529,160       $ 44,406,807
----------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                             1,558,480         56,868,935
----------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                               1,244,300         31,381,246
----------------------------------------------------------------------------------------------------------
                                                                                              $132,656,988
----------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 4.7%
----------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                        1,191,010       $ 34,420,189
----------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                       592,110         31,938,413
----------------------------------------------------------------------------------------------------------
                                                                                              $ 66,358,602
----------------------------------------------------------------------------------------------------------
CHEMICALS - 1.1%
----------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                                  363,560       $ 15,585,817
----------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 5.5%
----------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                         856,330       $ 23,728,904
----------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                               1,896,390         53,079,956
----------------------------------------------------------------------------------------------------------
                                                                                              $ 76,808,860
----------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.7%
----------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                       1,125,550       $ 24,266,858
----------------------------------------------------------------------------------------------------------
CONTAINERS - 3.2%
----------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                         1,940,060       $ 35,949,312
----------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                  551,420          9,572,651
----------------------------------------------------------------------------------------------------------
                                                                                              $ 45,521,963
----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.5%
----------------------------------------------------------------------------------------------------------
General Electric Co.                                                          1,033,360       $ 35,258,243
----------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.5%
----------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                              280,295       $ 20,733,421
----------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.0%
----------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                               3,768,940       $ 14,020,457
----------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.7%
----------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                             553,980       $ 24,513,615
----------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                   274,460         13,607,727
----------------------------------------------------------------------------------------------------------
                                                                                              $ 38,121,342
----------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.1%
----------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                   422,570       $ 15,567,479
----------------------------------------------------------------------------------------------------------
INSURANCE - 6.0%
----------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                  676,770       $ 32,545,869
----------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                1,738,340         29,134,579
----------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                         394,000         23,041,120
----------------------------------------------------------------------------------------------------------
                                                                                              $ 84,721,568
----------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.4%
----------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                  1,090,140       $ 19,088,351
----------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.9%
----------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                                   620,420       $ 16,974,691
----------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                       2,218,250         23,779,640
----------------------------------------------------------------------------------------------------------
                                                                                              $ 40,754,331
----------------------------------------------------------------------------------------------------------
METALS & MINING - 1.3%
----------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                 834,550       $ 17,659,078
----------------------------------------------------------------------------------------------------------
OIL SERVICES - 6.2%
----------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                 197,530       $ 10,074,030
----------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                           392,420         18,973,507
----------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                           1,027,940         30,324,230
----------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                    597,610         27,298,825
----------------------------------------------------------------------------------------------------------
                                                                                              $ 86,670,592
----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 10.8%
----------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                             503,140       $ 21,448,858
----------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                               843,180         49,224,848
----------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                             1,224,340         38,334,085
----------------------------------------------------------------------------------------------------------
Wyeth                                                                         1,080,680         42,848,962
----------------------------------------------------------------------------------------------------------
                                                                                              $151,856,753
----------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.0%
----------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                     1,153,400       $ 23,044,932
----------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                471,420         19,365,934
----------------------------------------------------------------------------------------------------------
                                                                                               $42,410,866
----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 5.9%
----------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                              3,308,900        $51,023,238
----------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                       1,227,818         31,665,426
----------------------------------------------------------------------------------------------------------
                                                                                               $82,688,664
----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 1.9%
----------------------------------------------------------------------------------------------------------
Nortel Networks Corp.*                                                        8,015,270        $27,171,765
----------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 9.3%
----------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                  3,140,040        $65,783,838
----------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                  1,670,245         65,306,580
----------------------------------------------------------------------------------------------------------
                                                                                              $131,090,418
----------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.3%
----------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                7,125,510        $17,742,520
----------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,268,902,726)                                              $1,379,239,487
----------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.3%
----------------------------------------------------------------------------------------------------------
ISSUER                                                                      PAR AMOUNT        $ VALUE
----------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.84%, due 11/01/04, at Amortized cost      $18,868,000        $18,868,000
----------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,287,770,726)                                         $1,398,107,487
----------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.6%                                                            8,203,705
----------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                         $1,406,311,192
----------------------------------------------------------------------------------------------------------

* Non-income producing security.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS STRATEGIC VALUE FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 10/31/2004
(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate cost                                      $1,303,187,902
                                                    ==============
Gross unrealized appreciation                         $135,695,199
Gross unrealized depreciation                          (40,775,614)
                                                    --------------
Net unrealized appreciation                            $94,919,585
                                                    ==============

(C)2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 10/31/04


MFS(R) New Endeavor Fund

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit mfs.com for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS NEW ENDEAVOR FUND
----------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 10/31/2004
----------------------------------------------------------------------------------------------------------

ISSUER                                                                        SHARES          $ VALUE
----------------------------------------------------------------------------------------------------------
STOCKS - 95.5%
----------------------------------------------------------------------------------------------------------
AIRLINES - 0.9%
----------------------------------------------------------------------------------------------------------
JetBlue Airways Corp.*                                                          118,100       $  2,604,105
----------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.8%
----------------------------------------------------------------------------------------------------------
Coach, Inc.*                                                                     47,300       $  2,205,599
----------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 2.0%
----------------------------------------------------------------------------------------------------------
Hanmi Financial Corp.                                                            35,600       $  1,081,528
----------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                               48,700          1,874,463
----------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                                          62,100          1,344,465
----------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                        96,100          1,361,737
----------------------------------------------------------------------------------------------------------
                                                                                              $  5,662,193
----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 8.6%
----------------------------------------------------------------------------------------------------------
Celgene Corp.*                                                                   52,800       $  1,563,936
----------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.*                                                           80,000          1,338,400
----------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                                 40,100          1,405,104
----------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                  100,400          5,267,988
----------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                          133,400          4,619,642
----------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                           34,100          1,493,580
----------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.*                                                 120,700          1,403,741
----------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                120,800          3,433,136
----------------------------------------------------------------------------------------------------------
Neurochem, Inc.*                                                                 84,800          1,387,328
----------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                                    22,500          1,047,375
----------------------------------------------------------------------------------------------------------
Vasogen, Inc.*                                                                  190,850            769,126
----------------------------------------------------------------------------------------------------------
                                                                                              $ 23,729,356
----------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 8.2%
----------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                     311,700       $  4,535,235
----------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                              98,230          3,106,033
----------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                              50,500          1,676,600
----------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                         37,900          2,084,500
----------------------------------------------------------------------------------------------------------
Interpublic Group of Companies, Inc.*                                            89,100          1,092,366
----------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                       72,851          4,845,320
----------------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                           151,000          2,212,150
----------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                             51,800          1,603,728
----------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                              57,650          1,330,562
----------------------------------------------------------------------------------------------------------
                                                                                              $ 22,486,494
----------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.5%
----------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                       130,600       $  1,700,412
----------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.*                                                         55,600            717,240
----------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                 71,550          4,558,451
----------------------------------------------------------------------------------------------------------
                                                                                              $  6,976,103
----------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 6.2%
----------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                     30,200       $  1,276,856
----------------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                                  74,000          1,276,500
----------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                    42,800          2,724,220
----------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                               60,300          2,704,455
----------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                              69,200          4,091,796
----------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                   24,100          1,090,525
----------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                        137,000          3,842,850
----------------------------------------------------------------------------------------------------------
                                                                                              $ 17,007,202
----------------------------------------------------------------------------------------------------------
CHEMICALS - 0.6%
----------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                     35,800       $  1,530,450
----------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 9.5%
----------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                    169,300       $  4,257,895
----------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                          50,300          1,137,836
----------------------------------------------------------------------------------------------------------
Intuit, Inc.*                                                                    84,600          3,837,456
----------------------------------------------------------------------------------------------------------
McAfee, Inc.*                                                                    58,460          1,414,732
----------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                       92,300          4,008,589
----------------------------------------------------------------------------------------------------------
NAVTEQ Corp.*                                                                    15,500            624,805
----------------------------------------------------------------------------------------------------------
Red Hat, Inc.*                                                                  192,200          2,467,848
----------------------------------------------------------------------------------------------------------
SupportSoft, Inc.*                                                              138,000            699,660
----------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                  52,800          3,006,432
----------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                         210,240          4,600,051
----------------------------------------------------------------------------------------------------------
                                                                                              $ 26,055,304
----------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.5%
----------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                                         41,300       $  2,725,800
----------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                          41,100          1,289,307
----------------------------------------------------------------------------------------------------------
                                                                                              $  4,015,107
----------------------------------------------------------------------------------------------------------
ELECTRONICS - 7.9%
----------------------------------------------------------------------------------------------------------
Broadcom Corp.*                                                                  35,800       $    968,390
----------------------------------------------------------------------------------------------------------
Cymer, Inc.*                                                                     72,100          2,056,292
----------------------------------------------------------------------------------------------------------
DSP Group, Inc.*                                                                166,700          3,305,661
----------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                               106,700          2,406,085
----------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.*                                                                24,200          1,101,826
----------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                   47,400          1,354,218
----------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                         126,100          3,267,251
----------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                               383,200          3,931,632
----------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.*                                                      45,400          1,360,638
----------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                     65,600          2,007,360
----------------------------------------------------------------------------------------------------------
                                                                                              $ 21,759,353
----------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.7%
----------------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.                                                        16,200       $  1,095,444
----------------------------------------------------------------------------------------------------------
International Game Technology                                                    59,400          1,962,576
----------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                     64,800          3,019,680
----------------------------------------------------------------------------------------------------------
WMS Industries, Inc.*                                                            50,300          1,471,275
----------------------------------------------------------------------------------------------------------
                                                                                              $  7,548,975
----------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.9%
----------------------------------------------------------------------------------------------------------
99 Cents Only Stores*                                                           214,100       $  3,299,281
----------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                       67,900          2,006,445
----------------------------------------------------------------------------------------------------------
                                                                                              $  5,305,726
----------------------------------------------------------------------------------------------------------
INTERNET - 1.0%
----------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp*                                                            123,700       $  2,674,394
----------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.7%
----------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                           45,200       $  2,030,384
----------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.6%
----------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                      26,100       $  1,669,095
----------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.3%
----------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                 102,000       $  2,735,640
----------------------------------------------------------------------------------------------------------
Omnicell, Inc.*                                                                 276,000          2,849,700
----------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                          62,200            666,784
----------------------------------------------------------------------------------------------------------
                                                                                              $ 6,252,124
----------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 15.6%
----------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.*                                                   169,400       $  3,045,812
----------------------------------------------------------------------------------------------------------
C. R. Bard, Inc.                                                                 47,000          2,669,600
----------------------------------------------------------------------------------------------------------
Conceptus, Inc.*                                                                391,500          3,353,197
----------------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                                    261,370          6,819,143
----------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                     60,700          3,157,007
----------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                           38,000          2,179,680
----------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                    60,500          4,030,510
----------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.*                                                        27,000          1,345,680
----------------------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                                23,300          1,349,070
----------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                 78,400          3,605,616
----------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co. *                                                    89,200            970,496
----------------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                                    7,900            843,831
----------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                           55,200          1,600,800
----------------------------------------------------------------------------------------------------------
Thoratec Corp.*                                                                  94,400            828,832
----------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.*                                                   45,500          2,462,460
----------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                   115,500          4,768,995
----------------------------------------------------------------------------------------------------------
                                                                                              $ 43,030,729
----------------------------------------------------------------------------------------------------------
METALS & MINING - 0.2%
----------------------------------------------------------------------------------------------------------
Aber Diamond Corp.+*                                                              6,400       $    223,015
----------------------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                               8,600            299,677
----------------------------------------------------------------------------------------------------------
                                                                                              $    522,692
----------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.5%
----------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                  46,900       $  2,391,900
----------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.                                                             33,100          1,600,385
----------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                              69,500          2,050,250
----------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                  21,000            777,840
----------------------------------------------------------------------------------------------------------
                                                                                              $  6,820,375
----------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.2%
----------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                38,800       $  3,224,668
----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.2%
----------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                   43,600       $  3,120,016
----------------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR*                                                             65,500          1,689,900
----------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                             74,000          1,613,200
----------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                               126,000          5,124,420
----------------------------------------------------------------------------------------------------------
                                                                                              $ 11,547,536
----------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.0%
----------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                                      13,900       $    575,738
----------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                   44,590          2,184,910
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,760,648
----------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.6%
----------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                                        37,200       $  1,614,852
----------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.0%
----------------------------------------------------------------------------------------------------------
A. C. Moore Arts & Crafts, Inc.*                                                 28,600       $    736,879
----------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                   88,900          2,843,022
----------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                    73,400          2,152,822
----------------------------------------------------------------------------------------------------------
West Marine, Inc.*                                                              108,300          2,656,599
----------------------------------------------------------------------------------------------------------
                                                                                              $  8,389,322
----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 4.8%
----------------------------------------------------------------------------------------------------------
AudioCodes Ltd.*                                                                178,500       $  2,352,630
----------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                      251,500          5,190,960
----------------------------------------------------------------------------------------------------------
F5 Networks, Inc.*                                                               28,000          1,118,600
----------------------------------------------------------------------------------------------------------
Harris Corp.                                                                     29,100          1,790,523
----------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                                          101,693         2,706,051
----------------------------------------------------------------------------------------------------------
                                                                                              $ 13,158,764
----------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.9%
----------------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                                      259,800       $  4,465,962
----------------------------------------------------------------------------------------------------------
Crown Castle International Corp.*                                               174,580          2,672,820
----------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                               71,910          3,688,983
----------------------------------------------------------------------------------------------------------
                                                                                              $ 10,827,765
----------------------------------------------------------------------------------------------------------
TRUCKING - 0.6%
----------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                     31,000       $  1,770,100
----------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $236,361,608)                                                  $263,179,415
----------------------------------------------------------------------------------------------------------

ISSUER                                                                     PAR AMOUNT         $ VALUE
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 5.4%
----------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.85%, dated 10/29/04, due 11/01/04, total to be received $14,990,311 (secured by various U. S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost                    $14,988,000       $ 14,988,000
----------------------------------------------------------------------------------------------------------
Total Investments ~ (Identified Cost, $251,349,608)                                           $ 78,167,415
----------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.9)%                                                         (2,616,248)
----------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                           $275,551,167
----------------------------------------------------------------------------------------------------------
* Non-income producing security.
+ Restricted security.
~ As of October 31, 2004, one security representing $223,015 and 0.08% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

  ADR = American Depository Receipt


See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS NEW ENDEAVOR FUND -- 10/31/2004
SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate cost                                                $252,818,168
                                                              ============
Gross unrealized appreciation                                  $34,890,075
Gross unrealized depreciation                                   (9,540,828)
                                                              ------------
Net unrealized appreciation (depreciation)                     $25,349,247
                                                              ============


(2) Restricted Securities
The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At October 31, 2004, the fund owned the following restricted security, excluding securities issued under Rule 144A, constituting 0.08% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                        DATE OF
DESCRIPTION             ACQUISITION         SHARES        COST          VALUE
--------------------------------------------------------------------------------
Aber Diamond Corp.      1/14/2004           6,400         $247,512      $223,015



(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 10/31/04


MFS(R) Emerging
Markets Debt Fund

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFSPRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees
o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
o Week in Review provides a look at key events influencing U. S. and global financial markets for the week.
o MFS Global Perspective is a commentary and analysis of markets around the globe.
o Chief Investment Strategist Corner is a commentary by James Swanson, MFS Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS EMERGING MARKETS DEBT FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) 10/31/2004


ISSUER                                                                       PAR AMOUNT       $ VALUE
----------------------------------------------------------------------------------------------------------
BONDS - 93.6%
----------------------------------------------------------------------------------------------------------
ARGENTINA - 1.5%
----------------------------------------------------------------------------------------------------------
Republic of Argentina, 1.98%, 2012                                           $  994,000       $    755,937
----------------------------------------------------------------------------------------------------------
BRAZIL - 20.8%
----------------------------------------------------------------------------------------------------------
Cosan S.A., 9%, 2009##                                                       $  264,000       $    266,970
----------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.125%, 2012                                      2,796,199          2,565,512
----------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                          3,448,232          3,424,526
----------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019 - 2024                               2,935,000          2,840,310
----------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.0625%, 2024                                       505,000            444,400
----------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040                                           677,000            763,656
----------------------------------------------------------------------------------------------------------
Telemig Celular Participacoes S.A., 8.75%, 2009##                               281,000            281,000
----------------------------------------------------------------------------------------------------------
                                                                                              $ 10,586,374
----------------------------------------------------------------------------------------------------------
CHILE - 1.5%
----------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                           $  444,000       $    498,727
----------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                      251,000            262,828
----------------------------------------------------------------------------------------------------------
                                                                                              $    761,555
----------------------------------------------------------------------------------------------------------
CHINA - 0.8%
----------------------------------------------------------------------------------------------------------
Sino Forest Corp., 9.125%, 2011##                                            $  391,000       $    405,663
----------------------------------------------------------------------------------------------------------
COLOMBIA - 3.4%
----------------------------------------------------------------------------------------------------------
Republic of Colombia, 8.25%, 2014                                            $  348,000       $    348,000
----------------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                              740,000            904,650
----------------------------------------------------------------------------------------------------------
Republic of Colombia, 10.375%, 2033                                             464,000            504,600
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,757,250
----------------------------------------------------------------------------------------------------------
ECUADOR - 1.3%
----------------------------------------------------------------------------------------------------------
Republic of Ecuador, 8%, 2030                                                $  786,000       $    664,563
----------------------------------------------------------------------------------------------------------
EL SALVADOR - 2.4%
----------------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                         $1,197,000       $  1,200,352
----------------------------------------------------------------------------------------------------------
GUATEMALA - 0.6%
----------------------------------------------------------------------------------------------------------
Republic of Guatemala, 8.125%, 2034##                                        $  277,000       $    282,886
----------------------------------------------------------------------------------------------------------
KAZAKHSTAN - 3.9%
----------------------------------------------------------------------------------------------------------
Halyk Savings Bank, 8.125%, 2009##                                           $  200,000       $    204,750
----------------------------------------------------------------------------------------------------------
Hurricane Finance B. V., 9.625%, 2010                                           481,000            531,505
----------------------------------------------------------------------------------------------------------
Hurricane Finance B. V., 9.625%, 2010##                                          17,000             18,785
----------------------------------------------------------------------------------------------------------
Intergas Finance B. V., 6.875%, 2011##                                          334,000            332,330
----------------------------------------------------------------------------------------------------------
Kazkommerts International B. V., 7%, 2009##                                     256,000            256,000
----------------------------------------------------------------------------------------------------------
Kazkommerts International B. V., 8.5%, 2013                                      89,000             93,005
----------------------------------------------------------------------------------------------------------
Kazkommerts International B. V., 8.5%, 2013##                                    46,000             48,070
----------------------------------------------------------------------------------------------------------
Turanalem Finance B. V., 8%, 2014##                                             512,000            501,760
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,986,205
----------------------------------------------------------------------------------------------------------
MEXICO - 13.9%
----------------------------------------------------------------------------------------------------------
Axtel S.A. de C. V., 11%, 2013                                               $  524,000       $    544,960
----------------------------------------------------------------------------------------------------------
Azteca Holdings S.A. de C. V., 12.25%, 2008                                     138,000            145,590
----------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                                  641,000            655,422
----------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C. V., 13.125%, 2006*                               198,000            118,800
----------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C. V., 13.5%, 2008*                                  77,000             46,200
----------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C. V., 13.75%, 2009##*                              268,000            160,800
----------------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C. V., 8.75%, 2011##                                      250,000            257,500
----------------------------------------------------------------------------------------------------------
Innova S. de R. L., 9.375%, 2013                                                363,000            403,837
----------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                              1,232,000          1,422,960
----------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027                                               1,482,000          1,826,565
----------------------------------------------------------------------------------------------------------
TFM S.A. de C. V., 10.25%, 2007                                                 176,000            184,800
----------------------------------------------------------------------------------------------------------
TFM S.A. de C. V., 11.75%, 2009                                                  61,000             62,068
----------------------------------------------------------------------------------------------------------
TFM S.A. de C. V., 12.5%, 2012                                                  160,000            181,600
----------------------------------------------------------------------------------------------------------
TV Azteca S.A. de C. V., 10.5%, 2007                                            182,000            185,640
----------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                 794,000            911,115
----------------------------------------------------------------------------------------------------------
                                                                                              $  7,107,857
----------------------------------------------------------------------------------------------------------
PANAMA - 4.6%
----------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                      $1,313,000       $  1,439,082
----------------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                                895,000            930,800
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,369,882
----------------------------------------------------------------------------------------------------------
PERU - 3.5%
----------------------------------------------------------------------------------------------------------
Republic of Peru, 9.125%, 2012                                               $  402,000       $    450,240
----------------------------------------------------------------------------------------------------------
Republic of Peru, 9.875%, 2015                                                  266,000            309,092
----------------------------------------------------------------------------------------------------------
Republic of Peru, 5%, 2017                                                      498,080            458,234
----------------------------------------------------------------------------------------------------------
Republic of Peru, 8.75%, 2033                                                   592,000            593,480
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,811,046
----------------------------------------------------------------------------------------------------------
PHILIPPINES - 1.6%
----------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                        $  803,000       $    828,094
----------------------------------------------------------------------------------------------------------
POLAND - 0.8%
----------------------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25%, 2009                              $  368,000       $    390,080
----------------------------------------------------------------------------------------------------------
QATAR - 1.5%
----------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                  $  539,000       $    776,834
----------------------------------------------------------------------------------------------------------
RUSSIA - 18.6%
----------------------------------------------------------------------------------------------------------
Aries Vermogensverwaltungs, 9.6%, 2014##                                     $2,750,000       $  3,214,062
----------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                     1,080,000          1,244,700
----------------------------------------------------------------------------------------------------------
Mobile TeleSystems Finance S.A., 9.75%, 2008                                    208,000            225,420
----------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                                         223,000            228,017
----------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                                 1,578,000          2,142,135
----------------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                                       278,000            442,020
----------------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                                  213,000            234,833
----------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                                       627,000            713,212
----------------------------------------------------------------------------------------------------------
VTB Capital S.A., 7.5%, 2011##                                                  576,000            596,160
----------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                              420,000            456,750
----------------------------------------------------------------------------------------------------------
                                                                                              $  9,497,309
----------------------------------------------------------------------------------------------------------
SOUTH AFRICA - 0.7%
----------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                         $  270,000       $    333,450
----------------------------------------------------------------------------------------------------------
SOUTH KOREA - 1.4%
----------------------------------------------------------------------------------------------------------
Sun Sage B. V., 8.25%, 2009##                                                $  700,000       $    721,875
----------------------------------------------------------------------------------------------------------
TURKEY - 3.7%
----------------------------------------------------------------------------------------------------------
Republic of Turkey, 9%, 2011                                                 $  343,000       $    382,016
----------------------------------------------------------------------------------------------------------
Republic of Turkey, 11%, 2013                                                   112,000            138,180
----------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                 646,000            646,000
----------------------------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034                                                    736,000            746,120
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,912,316
----------------------------------------------------------------------------------------------------------
UKRAINE - 0.7%
----------------------------------------------------------------------------------------------------------
Republic of Ukraine, 7.65%, 2013                                             $  346,000       $    355,083
----------------------------------------------------------------------------------------------------------
URUGUAY - 0.8%
----------------------------------------------------------------------------------------------------------
Banco de La Republica Oriental del Uruguay, 10.5%, 2006                   UYU 7,147,373       $    273,687
-------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 7.5%, 2015                                              $  176,000            157,300
----------------------------------------------------------------------------------------------------------
                                                                                              $    430,987
----------------------------------------------------------------------------------------------------------
VENEZUELA - 5.2%
----------------------------------------------------------------------------------------------------------
Republic of Venezeula, 8.5%, 2014                                            $1,637,000       $  1,661,555
----------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.25%, 2027                                              963,000            985,149
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,646,704
----------------------------------------------------------------------------------------------------------
VIETNAM - 0.4%
----------------------------------------------------------------------------------------------------------
Republic of Vietnam, 3.75%, 2028                                             $  273,000       $    191,100
----------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $45,560,266)                                                    $ 47,773,402
----------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 6.4%
----------------------------------------------------------------------------------------------------------
Fannie Mae Discount Note, due 11/08/04                                       $   35,000       $     34,988
----------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank Discount Note, 1.69%, due 11/01/04                   3,216,000          3,216,000
----------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                               $  3,250,988
----------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $48,811,254)                                              $ 51,024,390
----------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                (19,353)
----------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                           $ 51,005,037
----------------------------------------------------------------------------------------------------------

 * Non-income producing security.
## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U. S. dollar. A list of abbreviations is shown below

             CNY = Chinese Renminbi
             EUR = Euro
             MXN = Mexican Peso
             UYU = Uruguayan Peso

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS Emerging Markets Debt Fund

SUPPLEMENTAL SCHEDULES (UNAUDITED) 10/31/2004

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                          $49,766,550
                                                        ===========
Gross unrealized appreciation                            $1,295,696
Gross unrealized depreciation                               (37,856)
                                                        -----------
Net unrealized appreciation                              $1,257,840
                                                        ===========

(2) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts


                                                                                                           NET UNREALIZED
                           CONTRACTS TO                                              CONTRACTS             APPRECIATION
SETTLEMENT DATE            DELIVER/RECEIVE                   IN EXCHANGE FOR         AT VALUE              (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
SALES
11/15/2004                 EUR                18,838            $22,982                 $24,097             $(1,115)
                                                             ==========              ==========            ========
PURCHASES
6/1/2005                   CNY                7,600,592        $942,756                $939,466             $(3,290)
11/22/2004                 EUR                47,141             58,508                  60,300               1,792
11/19/2004                 MXN                5,965,265         516,033                 515,487                (546)
                                                             ----------              ----------             -------
                                                             $1,517,297              $1,515,253             $(2,044)
                                                             ==========              ==========            ========

At October 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

MFS Emerging Markets Debt Fund

SUPPLEMENTAL SCHEDULES (UNAUDITED) 10/31/2004

                                                                                                     Unrealized
                                                                                                     Appreciation
Description                                          Expiration           Contracts      Position    (Depreciation)
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10 Year Future                   December 2004        20             Short       $(16,680)

At October 31, 2004, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS SERIES TRUST X
             --------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           ------------------------------------
                           Robert J. Manning, President

Date:   December 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  ROBERT J. MANNING
                          -------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date:   December 21, 2004


By (Signature and Title)*  RICHARD M. HISEY
                           ------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer and
                           Accounting Officer)

Date:    December 21, 2004
         -----------------

* Print name and title of each signing officer under his or her signature.